QUARTERLY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following quarterly information (in thousands, except per share data) is provided for the three-month periods ending as follows:

2015	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,532	$3,704	$3,654	$3,666
Total interest expense	225	219	214	216
Net interest income	$3,307	$3,485	$3,440	$3,450
Provision for loan losses	(4)	57	86	49
Net income	$773	$821	$945	$886

Basic earnings per common share	0.65	0.68	0.79	0.74
Diluted earnings per common share	0.63	0.67	0.77	0.73

2014	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,504	$3,569	$3,715	$3,693
Total interest expense	224	215	215	228
Net interest income	$3,280	$3,354	$3,500	$3,465
Provision for loan losses	151	110	26	22
Net income	$759	$865	$859	$813

Basic earnings per common share	0.64	0.73	0.72	0.69
Diluted earnings per common share	0.63	0.72	0.71	0.67

Schedule Of Common Stock Of Entity Trades Over Counter Bullet in Board Market Otcbb [Table Text Block]
Trading on the OTCQX market is limited to companies that satisfy certain financial standards, are current in their required disclosures with the SEC or U.S. banking regulator, and are sponsored by a professional third-party investment bank or attorney meeting the criteria of an OTCQX Advisor.

	Dividends
2015	Declared	Low Bid	High Bid
Three months ended March 31	$0.190	$27.30	$28.55
Three months ended June 30	0.190	26.26	27.50
Three months ended September 30	0.250	26.57	30.00
Three months ended December 31	0.250	28.25	32.00

	Dividends
2014	Declared	Low Bid	High Bid
Three months ended March 31	$0.165	$22.30	$25.38
Three months ended June 30	0.165	23.75	24.59
Three months ended September 30	0.190	24.25	29.00
Three months ended December 31	0.190	26.75	29.00